SHAREHOLDERS' EQUITY (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility			84.09%	79.61%
Risk-free interest			0.16%	0.16%
Expected life		5 years	1 year 29 days	1 year 29 days
Minimum [Member]
Class of Stock [Line Items]
Expected volatility	74.43%	106.38%
Risk-free interest	1.50%	0.69%
Expected life	5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected volatility	81.65%	106.48%
Risk-free interest	1.85%	0.74%
Expected life	6 years 3 months
Call Option [Member]
Class of Stock [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility			85.45%
Risk-free interest			0.41%
Expected life			2 years 29 days
Call Option [Member] | Minimum [Member]
Class of Stock [Line Items]
Expected volatility	55.63%	76.83%		79.61%
Risk-free interest	0.02%	0.12%		0.12%
Expected life	14 days	9 months		11 months 1 day
Call Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Expected volatility	92.33%	86.09%		86.31%
Risk-free interest	0.39%	0.67%		0.21%
Expected life	1 year 10 months 2 days	2 years 4 months 20 days		1 year 5 months 1 day